Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 02, 2023
C000238767
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
C000238769
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
C000238768
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000238766
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 14,487	$ 14,841	$ 14,018	$ 14,146	$ 13,850	$ 13,522	$ 13,360	$ 12,897	$ 12,288	$ 12,811	$ 12,412	$ 11,783	$ 11,588	$ 11,084	$ 10,157	$ 10,375	$ 10,894	$ 11,071	$ 10,726	$ 10,061	$ 10,018	$ 9,864	$ 9,514	$ 10,000
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 14,487	14,841	14,018	14,146	13,850	13,522	13,360	12,897	12,288	12,811	12,412	11,783	11,588	11,084	10,157	10,375	10,894	11,071	10,726	10,061	10,018	9,864	9,514	10,000
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 1,448,758	1,484,137	1,401,848	1,414,676	1,385,094	1,352,293	1,336,030	1,289,751	1,228,820	1,281,149	1,241,213	1,178,297	1,158,824	1,108,466	1,015,705	1,037,521	1,089,465	1,107,091	1,072,633	1,006,151	1,001,797	986,400	951,467	1,000,001
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 14,487	$ 14,841	$ 14,018	$ 14,146	$ 13,850	$ 13,522	$ 13,360	$ 12,897	$ 12,288	$ 12,811	$ 12,412	$ 11,783	$ 11,588	$ 11,084	$ 10,157	$ 10,375	$ 10,894	$ 11,071	$ 10,726	$ 10,061	$ 10,018	$ 9,864	$ 9,514	$ 10,000